Certain Transactions (Details) - USD ($) $ in Millions				3 Months Ended
	May 12, 2022	Feb. 16, 2022	Nov. 01, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2019
Certain Transactions (Details) [Line Items]
Aggregate purchase price			$ 29.3
Additional earn-out payment			15 years
Fair value					$ 23.8
Gain					$ 14.4
Changes in fair value of equity investment				$ 0.6
Total contingent payments aggregate amount				21.0
Exchange for outstanding shares, percentage		100.00%
Based earn-outs over term		2 years
Gain and loss equity investment				1.1		$ 3.7
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Investment, description							During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that was to increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount				$ 15.7
Remaining acquire share, percentage			55.00%
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment	$ 47.0
Equity maethod ownership percentage	45.60%
NPM Capital [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment	$ 15.4
Equity maethod ownership percentage				54.40%